Plant and equipment, net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Plant and equipment, net

7 Plant and equipment, net

	As of December 31,
	2023	2024	2024
	S$	S$	US$

Furniture and fittings	22,496	22,496	16,466
Machinery	142,419	142,419	104,245
Office equipment and computers	258,555	274,456	200,890
Renovation	49,406	49,406	36,163
Total	472,876	488,777	357,764
Less: Accumulated depreciation	(425,348)	(481,760)	(352,628)
Net book value	47,528	7,017	5,136